CONVERTIBLE NOTES (Tables)	12 Months Ended
Dec. 31, 2018
Convertible Notes Tables Abstract
Carrying value of the convertible note
In Thousands of US Dollars
Description	2018	2017	2016
Balance, beginning of the period	$-	$931	$815
Accretion expense	-	139	116
Debt conversion	-	(1,070)	-
Balance, end of the period	$-	$-	$931